Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2030 Portfolio℠
March 31, 2026
VIPIFF2030-NPRT1-0526
1.830291.120
Bond Funds - 38.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,543,629	32,424,202
Fidelity International Bond Index Fund (a)	544,704	4,984,037
Fidelity Long-Term Treasury Bond Index Fund (a)	2,875,054	26,450,494
VIP High Income Portfolio - Investor Class (a)	954,191	4,618,287
VIP Investment Grade Bond II Portfolio - Investor Class (a)	8,503,111	80,524,460
TOTAL BOND FUNDS (Cost $155,755,999)		149,001,480

Domestic Equity Funds - 32.6%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	16,013	1,885,368
VIP Contrafund Portfolio - Investor Class (a)	396,273	21,945,618
VIP Equity Income Portfolio - Investor Class (a)	585,344	17,460,818
VIP Growth & Income Portfolio - Investor Class (a)	743,406	24,168,121
VIP Growth Portfolio - Investor Class (a)	400,658	36,572,085
VIP Mid Cap Portfolio - Investor Class (a)	145,027	5,595,143
VIP Value Portfolio - Investor Class (a)	622,634	12,315,701
VIP Value Strategies Portfolio - Investor Class (a)	366,024	6,123,577
TOTAL DOMESTIC EQUITY FUNDS (Cost $79,202,859)		126,066,431

International Equity Funds - 28.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	2,128,336	34,330,060
VIP Overseas Portfolio - Investor Class (a)	2,894,079	75,940,630
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $79,714,896)		110,270,690

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $1,369,656)	3.44	1,369,656	1,369,656

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $316,043,410)	386,708,257
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	386,708,256

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	1,938,037	110,458	457,690	-	38,789	255,774	1,885,368	16,013
Fidelity Inflation-Protected Bond Index Fund	32,595,430	2,019,718	2,292,196	-	(117,784)	219,034	32,424,202	3,543,629
Fidelity International Bond Index Fund	4,171,665	948,071	115,942	-	(809)	(18,948)	4,984,037	544,704
Fidelity Long-Term Treasury Bond Index Fund	29,591,079	784,575	3,692,253	276,617	(599,469)	366,562	26,450,494	2,875,054
VIP Contrafund Portfolio - Investor Class	22,096,942	1,727,468	433,409	239,565	(2,993)	(1,442,390)	21,945,618	396,273
VIP Emerging Markets Portfolio - Investor Class	31,944,590	3,291,843	1,720,476	548,945	576,440	237,663	34,330,060	2,128,336
VIP Equity Income Portfolio - Investor Class	17,921,087	358,005	1,266,228	158,242	84,872	363,082	17,460,818	585,344
VIP Government Money Market Portfolio - Investor Class	5,372,249	54,571	4,057,164	26,458	-	-	1,369,656	1,369,656
VIP Growth & Income Portfolio - Investor Class	24,596,824	890,046	892,847	296,748	5,273	(431,175)	24,168,121	743,406
VIP Growth Portfolio - Investor Class	36,660,113	2,659,907	713,610	-	(11,873)	(2,022,452)	36,572,085	400,658
VIP High Income Portfolio - Investor Class	4,772,050	199,922	353,547	-	(13,279)	13,141	4,618,287	954,191
VIP Investment Grade Bond II Portfolio - Investor Class	83,657,201	3,219,014	6,352,303	26,959	(197,767)	198,315	80,524,460	8,503,111
VIP Mid Cap Portfolio - Investor Class	5,622,581	274,225	545,722	41,993	27,733	216,326	5,595,143	145,027
VIP Overseas Portfolio - Investor Class	72,840,486	8,596,363	2,273,940	1,115,580	5,501	(3,227,780)	75,940,630	2,894,079
VIP Value Portfolio - Investor Class	12,513,380	444,679	1,027,212	137,841	37,373	347,481	12,315,701	622,634
VIP Value Strategies Portfolio - Investor Class	6,202,116	217,558	706,048	-	74,423	335,528	6,123,577	366,024
	392,495,830	25,796,423	26,900,587	2,868,948	(93,570)	(4,589,839)	386,708,257

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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